Shareholder Report, Average Annual Return (Details) 193808_Innovator U.S. Equity Buffer ETF - August_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	75 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF™ - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - August NAV
Average Annual Return, Percent	16.30%	12.48%	11.51%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	16.02%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	14.21%